Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Parenthetical) - $ / shares	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Share price	$ 1	$ 1	$ 1	$ 1